UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.1%
	Shares	Value
CONSUMER DISCRETIONARY — 8.9%
McDonald’s	30,650	$2,738,884
Tiffany	35,000	1,922,550
Walt Disney	84,600	4,157,244

		8,818,678

CONSUMER STAPLES — 12.9%
Coca-Cola	28,971	2,340,857
CVS Caremark	90,900	4,113,225
PepsiCo	50,500	3,672,865
Procter & Gamble	41,300	2,665,502

		12,792,449

ENERGY — 11.8%
Apache	29,600	2,549,152
Chevron	32,000	3,506,560
ConocoPhillips	33,000	1,796,520
Exxon Mobil	43,602	3,786,833

		11,639,065

FINANCIAL SERVICES — 13.4%
BlackRock, Cl A	17,100	2,911,446
JPMorgan Chase	81,500	2,934,000
NYSE Euronext	118,800	3,027,024
Wells Fargo	128,630	4,348,980

		13,221,450

HEALTH CARE — 17.4%
Abbott Laboratories	45,000	2,983,950
Becton Dickinson	35,800	2,710,418
Covidien	47,000	2,626,360
Johnson & Johnson	54,000	3,737,880
Novartis ADR	56,900	3,335,478
Quest Diagnostics	30,460	1,779,778

		17,173,864

INDUSTRIAL — 9.8%
Eaton	100,100	4,388,384
Union Pacific	18,800	2,305,068
United Technologies	41,100	3,059,484

		9,752,936

INFORMATION SERVICES — 20.4%
Accenture, Cl A	52,200	3,147,660
Apple	4,800	2,931,648
Cisco Systems	124,500	1,985,775
Intel	92,800	2,384,960
International Business Machines	15,000	2,939,700
Microsoft	103,400	3,047,198
QUALCOMM	62,400	3,724,032

		20,160,973

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 3.5%
E.I. du Pont de Nemours	70,000	$3,479,000

TOTAL COMMON STOCK (Cost $86,349,732)		97,038,415

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.020% (A) (Cost $2,198,278)	2,198,278	2,198,278

TOTAL INVESTMENTS — 100.3% (Cost $88,548,010)†		$99,236,693

Percentages are based on Net Assets of $98,902,853.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
ADR	American Depositary Receipt
Cl	Class

As of July 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the quarter ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2012, there were no level 3 investments.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $88,548,010, and the unrealized appreciation and depreciation were $12,808,562 and $(2,119,879), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012